REVENUE	12 Months Ended
May 31, 2025
Disclosure Of Detailed Information About Revenues [Abstract]
REVENUE [Text Block]

13. REVENUE

The Company entered into technical evaluation agreements with confidential publicly traded organisations for execution of a proof of concept and evaluation of the Company's HPU and HBU technology. Revenue in the amount of $231,212 recognized in the Statements of Loss and Comprehensive Loss resulted from services completed during the year ended May 31, 2025, pursuant to the technical evaluation and collaboration agreements (2024: $337,516).